EQUITY	12 Months Ended
Nov. 30, 2018
Equity [Abstract]
EQUITY

NOTE 3 - EQUITY

Preferred Stock

The Company has authorized 25,000,000 preferred shares with a par value of $0.0001 per share. The Board of Directors are authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

As of November 30, 2018 and 2017, the Company had no classes of preferred shares designated.

Common Stock

The Company has authorized 100,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

On August 31, 2018, the Company issued to seventeen (17) unaffiliated investors 3,050,000 shares of common stock for $30,500.

On May 24, 2017 (inception), the Company issued to officers and directors 10,000,000 shares of common stock for $20,000.

As of November 30, 2018 and 2017, the Company had 13,050,000 and 10,000,000 common shares issued and outstanding, respectively.